Loans Due from Third Parties (Tables)	6 Months Ended
Dec. 31, 2021
Loans Due From Third Party [Abstract]
Schedule of loans due from third parties
	December 31, 2021	June 30, 2021
	(unaudited)
Sichuan Senmiao Ronglian Technology Co, Ltd. (“Senmiao Ronglian”) (a)	$-	$278,740
Qingdao Gangganghao Technology Co., Ltd. (b)	-	3,623,076
Qingdao Honghuanglv Media Co., Ltd. (b)	-	619,329
Qingdao Xiaohuangbei Technology Co., Ltd. (b)	-	4,722,386
Qingdao Dabutong Network Technology Co., Ltd. (b)	-	3,337,140
Golden Mountain Solution Inc (c)	18,600,000	-
Hunan Peiyuan Media Co., Ltd.	3,000,000	3,000,000
Golden Bridge Solution Inc. (c)	2,950,000	-
Golden Rain Tree Inc. (c)	100,000	-
Li Xian	1,000,000	1,000,000
Lu Hongwen	714,027	714,027
Xie Juan(c)	500,000	-
Liao Congying(c)	650,000	-
Wei Yuzhong(c)	500,000	-
Total	$28,014,027	$17,294,698

(a)	The Company purchased short-term investments of $1,148,930 in April 2019, and acquired short-term investments of $1,177,653 from the acquisition of 39Pu, both of which were investments in Senmiao Ronglian, which was a variable interest entity of Senmiao Technology Ltd, a US listed company, and operated peer-to-peer marketplace. In October 2019, Senmiao Ronglian disposed of the peer-to-peer marketplace, and the Company’s short-term investments became a loan due from Sichuan Ronglian as of June 30, 2021. As of December 31, 2021, Senmiao Ronglian paid off the outstanding balance to the Company.
(b)	During March 31, 2021 through June 15, 2021, the Company entered into certain loan agreements of approximately $12.3 million with four vendors for which the Company planned to provide blockchain business. The loans bear fixed interest rates were 6.7% per annum, and all matured on December 30, 2021. Upon the maturity of these loans on December 31, 2021, the Company further entered into asset purchase agreements with the four vendors, pursuant to which the Company would purchase modular data centers from these vendors and these loans were classified as prepayments to these vendors. As of December 31, 2021, the Company recorded these balance in the accounts of deposits for property and equipment.
(c)	For the six months ended December 31, 2021, the Company entered into certain one-year loan agreements with approximately $23.3 million with six third parties. The loans bear fixed interest rates ranging between 2.2% and 2.6% per annum, and matured in November 2022 through December 2022.